Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings/(Loss) per Share

Numerator:	December 31, 2018	December 31, 2017	December 31, 2016
Net loss attributable to common shareholders	$(60,426)	$(77,328)	$(68,157)
Undistributed loss attributable to Series C participating preferred shares	12,110	—	—
Net loss available to common shareholders, basic and diluted	(48,316)	(77,328)	(68,157)

Net Loss available to:
Class A, basic and diluted	(48,316)	(77,328)	(68,157)
Class B, basic and diluted	—	—	—

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	$6,514,390	$5,946,986	$5,944,294
Weighted average number of RSUs without service conditions	—	50,000	37,500
Common share and common share equivalents, basic and diluted	6,514,390	5,996,986	5,981,794

Class B Common shares
Basic weighted average number of common shares outstanding	925,745	925,745	925,745
Common shares, basic and diluted	$925,745	$925,745	$925,745

Basic and diluted common loss per share:
Class A	(7.42)	(12.89)	(11.39)
Class B	—	—	—

Series C Preferred Shares-basic and diluted loss per share:
Undistributed loss attributable to Series C participating preferred shares	(12,110)	—	—
Basic and diluted weighted average number of Series C Preferred shares outstanding, as converted	$1,632,709	$—	$—
Basic and diluted loss per share	(7.42)	—	—